Fair Value Measurements - Measurement of Financial Liabilities (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Redeemable convertible warrant liability	$ 31,803	$ 16,091	$ 4,185
Level 1
Liabilities
Redeemable convertible warrant liability	0	0	0
Level 2
Liabilities
Redeemable convertible warrant liability	0	0	0
Level 3
Liabilities
Redeemable convertible warrant liability	$ 31,803	$ 16,091	$ 4,185